Property, Plant And Equipment (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Property, Plant And Equipment [Abstract]
Depreciation expenses	$ 11.5	$ 10.5	$ 11.1
Rental expense under operating leases	$ 8.1	$ 7.7	$ 8.0